Jun. 20, 2018
WILSHIRE INTERNATIONAL EQUITY FUND

June 20, 2018

IMPORTANT NOTICE TO ALL SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.

(the “Company”)

Wilshire International Equity Fund

Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Wilshire Income Opportunities Fund

Investment Class Shares (WIORX)
Institutional Class Shares (WIOPX)

Supplement to the Summary Prospectuses and Prospectus, each dated May 1, 2018,

with respect to the Wilshire International Equity Fund and

the Wilshire Income Opportunities Fund

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUSES OF THE WILSHIRE INTERNATIONAL EQUITY FUND (THE “INTERNATIONAL FUND”) AND THE WILSHIRE INCOME OPPORTUNITIES FUND (THE “INCOME FUND”) AND IN THE COMPANY’S PROSPECTUS

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) may enter into new subadvisory agreements without shareholder approval, upon the approval of the Board of Directors (the “Board”).

On May 15, 2018, the Board approved the following: (i) an amended subadvisory agreement between Wilshire and Pzena Investment Management, LLC (“Pzena”), pursuant to which Pzena will serve as a subadviser to the International Fund effective June 25, 2018; (ii) a subadvisory agreement between Wilshire and Manulife Asset Management (US) LLC (“Manulife”), pursuant to which Manulife will serve as a subadviser to the Income Fund effective June 21, 2018; and (iii) a subadvisory agreement between Wilshire and Voya Investment Management Co LLC (“Voya”), pursuant to which Voya will serve as a subadviser to the Income Fund effective June 20, 2018.

The Summary Prospectuses and Prospectus are supplemented as detailed below.

Effective June 22, 2018, Cambiar Investors, LLC, (“Cambiar”) will no longer serve as subadviser to the International Fund, and all references to Cambiar are hereby deleted in their entirety as of that date.

Effective on or about July 20, 2018, Guggenheim Partners Investment Management, LLC, (“Guggenheim”) will no longer serve as subadviser to the Income Fund, and all references to Guggenheim should be deleted in their entirety as of that date.

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The second sentence of the second paragraph under the heading “Principal Investment Strategies” of the Summary Prospectus of the International Fund and the Prospectus is supplemented to include reference to Pzena Investment Management, LLC (“Pzena”).

The following supplements the information under the heading “Principal Investment Strategies” of the Summary Prospectus of the International Fund and the Prospectus:

In managing its portion of the International Fund, Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies to determine whether the problems that caused the earnings shortfalls are temporary or permanent.

Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery, and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when it believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.

The second sentence of the fifth paragraph under the heading “Principal Investment Strategies” of the Summary Prospectus of the Income Fund and the Prospectus is supplemented to include reference to Manulife Asset Management (US) LLC (“Manulife”) and Voya Investment Management Co LLC (“Voya”).

The following supplements the information under the heading “Principal Investment Strategies” of the Summary Prospectus of the Income Fund and the Prospectus:

In managing its portion of the Income Fund, Manulife invests in a diversified portfolio of government, corporate and securitized debt securities and other instruments issued in developed and emerging market countries, which may be denominated in US dollars or other foreign currencies. Although Manulife may invest in non-investment grade rated debt instruments, including those in default (commonly referred to as “junk” bonds or securities), it generally intends to keep its average credit quality in the investment-grade range. Manulife allocates assets among the types of instruments noted above based on analysis of global economic factors, such as fiscal and monetary policies, projected international interest-rate movements, market volatility, political environments and currency trends. In abnormal circumstances, Manulife may invest up to 100% of its portion of the Income Fund in assets in any one type of instrument. Within each type of security, Manulife looks for investments that are appropriate in terms of yield, credit quality, structure and liquidity. Relative yield analysis and risk/reward ratios are the primary considerations in selecting securities. Manulife may invest in derivatives such as futures, options, and swaps (including credit default swaps), as well as restricted or illiquid securities. Manulife may also invest its portion of the Income Fund’s portfolio significantly in currency spots, forwards and options, and interest-rate futures and options for both hedging and non-hedging purposes, including for purposes of enhancing returns. In addition, Manulife may invest in domestic or foreign common stocks.

In managing its portion of the Income Fund, Voya focuses on managing below investment grade debt instruments and structured credit securities held by the Income Fund. Voya believes that a disciplined investment process with macro-theme analysis built into every step will capture market changes and guide it to unrecognized value opportunities. The investment process includes a balanced emphasis on quantitative and qualitative inputs that foster strong checks and balances and validation for its investment themes. Top down macro themes shape Voya’s overall strategy and also provide the context for bottom up security selection. Proprietary risk management tools and processes help to monitor portfolio risk exposures. Voya’s management of the Fund’s portfolio relies on sector allocation, curve positioning and security selection.

Investors Should Retain this Supplement for Future Reference.